INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ (271)	$ 248	$ (2)	$ 686
Non-controlling interests	1	1	3	2
Net income (loss)	(270)	249	1	688
Items that may be reclassified subsequently to income:
Foreign currency translation adjustment	(1)	1	(5)	17
Effective portion of changes in the fair value of cash flow hedges	47	(26)	42	80
Fair value gain (loss) on investments measured at fair value through other comprehensive income (loss)	(8)	1	(19)	2
Total other comprehensive income (loss)	38	(24)	18	99
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	38	(24)	19	95
Non-controlling interests	0	0	(1)	4
Total other comprehensive income (loss)	38	(24)	18	99
Total comprehensive income (loss)	(232)	225	19	787
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(233)	224	17	781
Non-controlling interests	1	1	2	6
Total comprehensive income (loss)	$ (232)	$ 225	$ 19	$ 787